Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Treasury Stock	Additional Paid in Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Beginning Balance at Dec. 31, 2010	$ 1,050,562	$ 1,023	$ 0	$ 362,248	$ 731,672	$ (44,381)
Beginning Balance (in shares) at Dec. 31, 2010		102,308,000	0
Common stock repurchases and retirements (in shares)	(4,824,021)	(4,897,000)	(2,000)
Common stock repurchases and retirements	(123,077)	(49)	(59)	(29,098)	(93,871)	0
Common stock dividends declared	(80,307)	0	0	0	(80,307)	0
Restricted stock grants and cancellations (in shares)		570,000	0
Restricted stock grants and cancellations	512	6	0	506	0	0
Exercise of stock options (in shares)		344,000	0
Exercise of stock options	7,736	3	0	7,733	0	0
Share-based compensation expense	9,736	0	0	9,736	0	0
Other	679	0	0	679	0	0
Comprehensive income	105,408	0	0	0	158,805	(53,397)
Ending Balance at Dec. 31, 2011	971,249	983	(59)	351,804	716,299	(97,778)
Ending Balance (in shares) at Dec. 31, 2011		98,325,000	(2,000)
Common stock repurchases and retirements (in shares)	(1,507,659)	(1,510,000)	2,000
Common stock repurchases and retirements	(45,162)	(15)	59	(9,282)	(35,924)	0
Common stock dividends declared	(98,128)	0	0	0	(98,128)	0
Restricted stock grants and cancellations (in shares)		383,000	0
Restricted stock grants and cancellations	1,615	4	0	1,611	0	0
Exercise of stock options (in shares)		945,000	0
Exercise of stock options	22,297	9	0	22,288	0	0
Share-based compensation expense	11,687	0	0	11,687	0	0
Other	686	0	0	686	0	0
Comprehensive income	143,976	0	0	0	160,240	(16,264)
Ending Balance at Dec. 31, 2012	1,008,220	981	0	378,794	742,487	(114,042)
Ending Balance (in shares) at Dec. 31, 2012		98,143,000	0
Common stock repurchases and retirements (in shares)	(171,263)	(171,000)	0
Common stock repurchases and retirements	(7,799)	(1)	0	(1,078)	(6,720)	0
Common stock withheld and retired to cover taxes on vested stock awards		(224,000)	0
Common stock withheld and retired to cover taxes on vested stock awards	(10,955)	(2)	0	(1,362)	(9,591)	0
Common stock dividends declared	(148,404)	0	0	0	(148,404)	0
Restricted stock grants and cancellations (in shares)		297,000	0
Restricted stock grants and cancellations	6,926	3	0	6,923	0	0
Exercise of stock options (in shares)		127,000	0
Exercise of stock options	3,724	1	0	3,723	0	0
Share-based compensation expense	14,761	0	0	14,761	0	0
Comprehensive income	490,347	0	0	0	441,329	49,018
Ending Balance at Dec. 31, 2013	$ 1,356,820	$ 982	$ 0	$ 401,761	$ 1,019,101	$ (65,024)
Ending Balance (in shares) at Dec. 31, 2013		98,172,000	0